S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 22, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	629,998
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 24,496
Securities Issued or to be Issued, Shares (in Shares)	4,829,998
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.005
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
NorthStrive Sponsor I LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Securities Issued or to be Issued, Shares (in Shares)	231,750
NorthStrive Sponsor I LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	2,496,320
NorthStrive Sponsor I LLC [Member] | Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,317,500
Securities Issued or to be Issued, Shares (in Shares)	231,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
NorthStrive Sponsor I LLC [Member] | Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,467,500
Securities Issued or to be Issued, Shares (in Shares)	246,750
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 500,000